Asset Retirement Obligation - Asset Retirement Obligation Rollforward (Details) - Asset retirement obligation [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Asset Retirement Obligation, Roll Forward Analysis1 [Roll Forward]
Balance at beginning of period	$ 12,332
Changes in estimates for asset retirement obligations	843
Obligations settled	(300)
Asset retirement obligation accretion	270
Effect of movements in foreign exchange rates	(1,032)
Balance at end of period	$ 12,113